License Agreement (Details Narrative) - Licensing Agreements [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Phase 3 Clinical Trial [Member]
Indefinite-lived Intangible Assets [Line Items]
Milestone payment	$ 250,000
New Drug Application [Member]
Indefinite-lived Intangible Assets [Line Items]
Milestone payment	250,000
CTx-1301 and CTx-1302 [Member]
Indefinite-lived Intangible Assets [Line Items]
Milestone payment	250,000
CTx-2103 [Member]
Indefinite-lived Intangible Assets [Line Items]
Milestone payment	500,000
CTx-2103 [Member]
Indefinite-lived Intangible Assets [Line Items]
Milestone payment	250,000
CTx-1301 [Member]
Indefinite-lived Intangible Assets [Line Items]
Accrued milestone payment	$ 250,000